LEASES - Right of use assets (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Right of use assets
Beginning balance	R$ 5,109,226	R$ 4,794,023
Additions/updates	455,252	982,680
Depreciation	(333,635)	(592,451)
Write-offs	(54)	(75,026)
Ending balance	5,230,789	5,109,226
Lands
Right of use assets
Beginning balance	3,283,156	2,868,411
Additions/updates	290,722	849,996
Depreciation	(188,802)	(360,225)
Write-offs	(54)	(75,026)
Ending balance	3,385,022	3,283,156
Machinery and equipment
Right of use assets
Beginning balance	112,553	86,464
Additions/updates	85,493	66,821
Depreciation	(51,778)	(40,732)
Ending balance	146,268	112,553
Buildings
Right of use assets
Beginning balance	85,756	88,410
Additions/updates	78,547	61,647
Depreciation	(29,419)	(64,301)
Ending balance	134,884	85,756
Ships and boats
Right of use assets
Beginning balance	1,623,118	1,748,008
Depreciation	(62,445)	(124,890)
Ending balance	1,560,673	1,623,118
Vehicles
Right of use assets
Beginning balance	4,643	2,730
Additions/updates	490	4,216
Depreciation	(1,191)	(2,303)
Ending balance	R$ 3,942	R$ 4,643